Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Risks [Abstract]
Schedule of Exchange Rates Consolidated Financial Statements

The exchange rates used to translate amounts in RMB into US$ for the purposes of preparing the consolidated financial statements are as follows:

	As of December 31,
	2024	2025
Balance sheet items, except for equity accounts	7.1884	7.0288

	Years ended December 31,
	2024	2025
Items in the statements of operations and comprehensive loss	7.1217	7.1429